Income Taxes - Schedule of Loss Before Income Taxes by Geographic Region (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020
Loss before income taxes:
Total loss before income taxes		$ (898,547)	$ (560,986)
United States [Member]
Loss before income taxes:
Total loss before income taxes		(212,921)	(69,264)
Switzerland [Member]
Loss before income taxes:
Total loss before income taxes		(424,494)	(355,422)
Bermuda [Member]
Loss before income taxes:
Total loss before income taxes		(227,471)	(105,604)
Other [Member]
Loss before income taxes:
Total loss before income taxes	[1]	$ (33,661)	$ (30,696)

[1]	Primarily Greater China and United Kingdom activity